Exhibit 99.1

 Schedule 7 - Data Compare Summary

GS Mortgage Securities Corp. ABS-15G

Data Compare Summary (Total)

Run Date - 2/5/2026 3:45:50 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	711	0.00%	716
City	0	716	0.00%	716
State	0	716	0.00%	716
Zip	0	716	0.00%	716
Borrower First Name	0	706	0.00%	716
Borrower Last Name	0	716	0.00%	716
Borrower SSN	0	704	0.00%	716
Original Loan Amount	1	716	0.14%	716
Original Interest Rate	0	711	0.00%	716
Representative FICO	0	712	0.00%	716
Property Type	0	712	0.00%	716
Occupancy	0	711	0.00%	716
Purpose	0	716	0.00%	716
Doc Type	0	476	0.00%	716
Balloon Flag	0	704	0.00%	716
Original CLTV	1	711	0.14%	716
Original LTV	1	711	0.14%	716
Prepayment Penalty Period (months)	0	704	0.00%	716
Lender	0	704	0.00%	716
Product Description	0	706	0.00%	716
Has FTHB	0	703	0.00%	716
Investor: Qualifying Total Debt Ratio	1	711	0.14%	716
Escrow Account	0	707	0.00%	716
PITIA Reserves Months	0	703	0.00%	716
Refi Purpose	0	217	0.00%	716
Original HCLTV	1	6	16.67%	716
Originator Loan Designation	0	1	0.00%	716
Original Term	0	10	0.00%	716
Interest Only	0	10	0.00%	716
Lien Position	0	7	0.00%	716
Appraised Value	1	4	25.00%	716
# of Units	0	12	0.00%	716
Contract Sales Price	0	10	0.00%	716
Universal Loan Identifier (ULI)	0	5	0.00%	716
Interest Only Period	0	1	0.00%	716
Margin	0	2	0.00%	716
LTV Valuation Value	0	6	0.00%	716
Note Date	0	7	0.00%	716
Amortization Term	0	2	0.00%	716
Amortization Type	0	7	0.00%	716
Borrower FTHB	0	2	0.00%	716
Decision System	0	2	0.00%	716
Maturity Date	0	5	0.00%	716
Original P&I	0	5	0.00%	716
Subject Debt Service Coverage Ratio	0	5	0.00%	716
Total	6	17,129	0.04%	716